Long-Term Debt (Debt Repurchases) (Details) - 2016 Notes [Member] BRL in Thousands, $ in Thousands														6 Months Ended	8 Months Ended
	Jul. 13, 2016 BRL	Jul. 13, 2016 USD ($)	May 05, 2016 BRL	May 05, 2016 USD ($)	Apr. 21, 2016 BRL	Apr. 21, 2016 USD ($)	Apr. 08, 2016	Jan. 29, 2016 BRL	Jan. 29, 2016 USD ($)	Nov. 30, 2015 BRL	Nov. 30, 2015 USD ($)	Nov. 25, 2015 BRL	Nov. 25, 2015 USD ($)	Apr. 20, 2016	Jul. 13, 2016 BRL	Jul. 13, 2016 USD ($)
Debt Instrument [Line Items]
Redemption price (as a percent)	100.00%	100.00%	97.00%	97.00%	100.00%	100.00%	97.00%	97.75%	97.75%	93.75%	93.75%	93.75%	93.75%	100.00%
Redemption amount	BRL 200,991	$ 60,965	BRL 4,025	$ 1,106	BRL 421,765	$ 118,797		BRL 1,180	$ 288	BRL 7,039	$ 1,715	BRL 40,000	$ 9,995		BRL 675,000	$ 192,866